Consolidated statements of cash flows - USD ($)	9 Months Ended
	May 31, 2026	May 31, 2025
Operating activities
Net loss for the period	$ (11,889,973)	$ (8,835,790)
Depreciation and amortization	2,513,216	329,730
Accretion on long-term debt and lease liability	566,553	34,530
Share-based compensation - options and warrants	396,337	380,212
Shares issued for services	193,168	924,298
Income tax expense (recovery)	(23,564)	7,142
Income tax paid		(10,433)
Gain on derivative liabilities [note 16]	(3,312,380)	(2,216,128)
Loss on revaluation of contingent consideration [notes 16 and 17]	782,126
Loss on disposal of property and equipment	93,765
Loss on lease termination	44,023
Litigation settlement costs		2,045,000
Effect of exchange rate fluctuation	(124,532)	354,619
Operating activities before working capital items	(10,761,261)	(6,986,820)
Net change in non-cash working capital items
Trade and other receivables	9,589	(135,882)
Inventories	16,303,123	(507,075)
Prepaid expenses and deposits to suppliers	(22,686)	(816,201)
Share subscription receivable	(75,269)
Other financial assets	(47,221)	4,395
Trade and other payables	(971,531)	(2,381,024)
Contract liabilities	(2,041,019)	185,643
Cash provided by (used in) operating activities	2,393,725	(10,636,964)
Investing activities
Business acquisition - net of cash acquired	27,616
Additions to property and equipment	(183,666)	(227,082)
Additions to intangibles	(95,644)	(99,291)
Proceeds received from related parties on sale of real estate [note 17]	3,833,603
Cash provided by (used in) investing activities	3,581,909	(326,373)
Financing activities
Increase in floor plan financing	2,338,845
Repayment of floor plan financing	(24,682,008)
Decrease (increase) in restricted cash [note 5]	(400,000)
Increase in long-term debt	1,050,438	207,161
Repayment of long-term debt	(940,878)	(361,285)
Repayment of purchase consideration	(11,441)
Change in amounts due to related parties	(15,000)	(75,146)
Issuance of Voting Common Shares and warrants [note 18]	11,681,907	19,141,579
Repayment of lease liabilities	(1,602,071)	(79,640)
Cash provided by (used in) financing activities	(12,580,208)	18,832,669
Net increase (decrease) in cash during the period	(6,604,574)	7,869,332
Cash and cash equivalents, beginning of period	7,418,779	46,791
Cash and cash equivalents, end of period	$ 814,205	$ 7,916,123